DEBT - COMPONENTS (Details) CAD in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
DEBT
Other - Primarily debt discount and debt issue costs		CAD (226)		CAD (198)
Total debt		40,945		41,980
Current maturities		(4,100)		(1,990)
Short-term borrowings		(351)		(599)
Long-term debt		CAD 36,494		CAD 39,391
Weighted average interest rate for short-term borrowings (as a percent)	0.80%	0.80%	0.80%	0.80%
United States dollar term notes | Enbridge Inc.
DEBT
Weighted Average Interest Rate (as a percent)	4.10%	4.10%
Total debt	$ 4,200	CAD 5,639	$ 3,050	CAD 4,221
Medium-term notes | Enbridge Inc.
DEBT
Weighted Average Interest Rate (as a percent)	4.20%	4.20%
Total debt		CAD 4,998		5,698
Medium-term notes | Enbridge (U.S.) Inc.
DEBT
Weighted Average Interest Rate (as a percent)	5.10%	5.10%
Total debt	$ 10	CAD 14	10	14
Medium-term notes | Enbridge Gas Distribution Inc.
DEBT
Weighted Average Interest Rate (as a percent)	4.40%	4.40%
Total debt		CAD 3,904		3,603
Medium-term notes | The Fund
DEBT
Weighted Average Interest Rate (as a percent)	4.20%	4.20%
Total debt		CAD 2,075		2,405
Medium-term notes | Enbridge Pipelines (Southern Lights) L.L.C.
DEBT
Weighted Average Interest Rate (as a percent)	4.00%	4.00%
Total debt	$ 1,000	CAD 1,342	1,030	1,425
Medium-term notes | Enbridge Pipelines Inc.
DEBT
Weighted Average Interest Rate (as a percent)	4.50%	4.50%
Total debt		CAD 4,525		3,725
Portion of carrying value of debt instrument		CAD 100		100
Medium-term notes | Enbridge Southern Lights LP
DEBT
Weighted Average Interest Rate (as a percent)	4.00%	4.00%
Total debt		CAD 323		336
Fixed-to-floating subordinated term notes | Enbridge Inc.
DEBT
Weighted Average Interest Rate (as a percent)	6.00%	6.00%
Total debt	$ 750	CAD 1,007	0
Senior notes | Enbridge Energy Partners, L.P.
DEBT
Weighted Average Interest Rate (as a percent)	6.20%	6.20%
Total debt	$ 5,050	CAD 6,781	5,350	7,404
Senior notes | Midcoast Energy Partners, L.P.
DEBT
Weighted Average Interest Rate (as a percent)	4.10%	4.10%
Total debt	$ 400	CAD 537	400	554
Debentures | Enbridge Gas Distribution Inc.
DEBT
Weighted Average Interest Rate (as a percent)	9.90%	9.90%
Total debt		CAD 85		85
Debentures | Enbridge Pipelines Inc.
DEBT
Weighted Average Interest Rate (as a percent)	8.20%	8.20%
Total debt		CAD 200		200
Commercial paper and credit facility draws
DEBT
Long-term debt		7,344		11,344
Commercial paper and credit facility draws | Enbridge Inc.
DEBT
Total debt		4,672		5,667
Portion of carrying value of debt instrument	$ 799	3,600	1,084	4,168
Commercial paper and credit facility draws | Enbridge (U.S.) Inc.
DEBT
Total debt	94	126	1,203	1,665
Commercial paper and credit facility draws | Enbridge Energy Partners, L.P.
DEBT
Total debt	1,658	2,226	1,436	1,988
Commercial paper and credit facility draws | Enbridge Gas Distribution Inc.
DEBT
Total debt		351		599
Commercial paper and credit facility draws | The Fund
DEBT
Total debt		225
Commercial paper and credit facility draws | Enbridge Pipelines Inc.
DEBT
Total debt		1,032		1,346
Commercial paper and credit facility draws | Midcoast Energy Partners, L.P.
DEBT
Total debt	$ 420	564	490	678
Other - Primarily capital lease obligations | Enbridge Inc.
DEBT
Total debt		4		7
Other - Primarily capital lease obligations | Enbridge Pipelines Inc.
DEBT
Total debt		CAD 4		4
Junior subordinated notes | Enbridge Energy Partners, L.P.
DEBT
Weighted Average Interest Rate (as a percent)	8.10%	8.10%
Total debt	$ 400	CAD 537	$ 400	CAD 554
Debenture, term note and non-revolving credit facility
Debenture and term note maturities
2017		4,100
2018		1,172
2019		3,111
2020		2,797
2021		1,917
Thereafter		21,618
Debentures and term notes
Expected interest obligation on debentures and term notes
2017		1,776
2018		1,645
2019		1,455
2020		1,259
2021		CAD 1,135